Equity (Tables)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expense

	Three Months Ended March 31,
	2024	2023
	(U.S. $ in thousands)
Cost of revenues	$952	$932
Research and development, net	2,131	2,089
Selling, general and administrative	5,566	5,220
Total stock-based compensation expenses	$8,649	$8,241

Schedule of stock option activity

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2024	1,360,652	$20.67
Granted	—	—
Exercised	(11,393)	13.09
Forfeited	(51,826)	21.87
Options outstanding as of March 31, 2024	1,297,433	20.69
Options exercisable as of March 31, 2024	965,417	$22.25

Schedule of RSUs and PSUs activity

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2024	3,842,232	$17.95
Granted	1,819,251	11.84
Vested	(772,939)	19.63
Forfeited	(25,181)	18.42
Unvested as of March 31, 2024	4,863,363	$15.40

Schedule of accumulated other comprehensive loss

	Three Months Ended March 31, 2024
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2024	$1,790	$(8,869)	$(7,079)
Other comprehensive income (loss) before reclassifications	1,493	(2,186)	(693)
Amounts reclassified from accumulated other comprehensive loss	(811)	—	(811)
Other comprehensive income (loss)	682	(2,186)	(1,504)
Balance as of March 31, 2024	$2,472	$(11,055)	$(8,583)

	Three Months Ended March 31, 2023
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2023	$(299)	$(12,519)	$(12,818)
Other comprehensive income (loss) before reclassifications	(1,828)	1,255	(573)
Amounts reclassified from accumulated other comprehensive loss	(417)	—	(417)
Other comprehensive income (loss)	(2,245)	1,255	(990)
Balance as of March 31, 2023	$(2,544)	$(11,264)	$(13,808)